Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Emerging Markets Bond Fund Class A | Colombia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund Class A | Mexico Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Class A | Argentine Republic Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Class A | Qatar Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Class A | Turkey Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Class A | Indonesia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Class A | Indonesia Asahan Aluminium Persero PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Class A | Corp Nacional del Cobre de Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Class A | DP World PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Class A | Saudi Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Emerging Markets Bond Fund Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Emerging Markets Bond Fund Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Columbia Emerging Markets Bond Fund Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Emerging Markets Bond Fund Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Emerging Markets Bond Fund Class A | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund Class A | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Class A | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Emerging Markets Bond Fund Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Emerging Markets Bond Fund Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Columbia Emerging Markets Bond Fund Class A | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Emerging Markets Bond Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Emerging Markets Bond Fund Advisor Class | Colombia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund Advisor Class | Mexico Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Advisor Class | Argentine Republic Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Advisor Class | Qatar Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Advisor Class | Turkey Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Advisor Class | Indonesia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Advisor Class | Indonesia Asahan Aluminium Persero PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Advisor Class | Corp Nacional del Cobre de Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Advisor Class | DP World PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Advisor Class | Saudi Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Emerging Markets Bond Fund Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Emerging Markets Bond Fund Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Columbia Emerging Markets Bond Fund Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Emerging Markets Bond Fund Advisor Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Emerging Markets Bond Fund Advisor Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund Advisor Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Advisor Class | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Emerging Markets Bond Fund Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Emerging Markets Bond Fund Advisor Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Columbia Emerging Markets Bond Fund Advisor Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Emerging Markets Bond Fund Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Emerging Markets Bond Fund Institutional Class | Colombia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund Institutional Class | Mexico Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Institutional Class | Argentine Republic Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Institutional Class | Qatar Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Institutional Class | Turkey Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Institutional Class | Indonesia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Institutional Class | Indonesia Asahan Aluminium Persero PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Institutional Class | Corp Nacional del Cobre de Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Institutional Class | DP World PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Institutional Class | Saudi Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Emerging Markets Bond Fund Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Emerging Markets Bond Fund Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Columbia Emerging Markets Bond Fund Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Emerging Markets Bond Fund Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Emerging Markets Bond Fund Institutional Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund Institutional Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Institutional Class | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Emerging Markets Bond Fund Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Emerging Markets Bond Fund Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Columbia Emerging Markets Bond Fund Institutional Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Emerging Markets Bond Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Colombia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Mexico Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Argentine Republic Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Qatar Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Turkey Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Indonesia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Indonesia Asahan Aluminium Persero PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Corp Nacional del Cobre de Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Institutional 2 Class | DP World PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Saudi Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Emerging Markets Bond Fund Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Emerging Markets Bond Fund Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Columbia Emerging Markets Bond Fund Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Emerging Markets Bond Fund Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Emerging Markets Bond Fund Institutional 2 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund Institutional 2 Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Institutional 2 Class | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Emerging Markets Bond Fund Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Colombia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Mexico Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Argentine Republic Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Qatar Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Turkey Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Indonesia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Indonesia Asahan Aluminium Persero PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Corp Nacional del Cobre de Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Institutional 3 Class | DP World PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Saudi Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Emerging Markets Bond Fund Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Emerging Markets Bond Fund Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Columbia Emerging Markets Bond Fund Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Emerging Markets Bond Fund Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Emerging Markets Bond Fund Institutional 3 Class | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund Institutional 3 Class | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Institutional 3 Class | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Emerging Markets Bond Fund Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Emerging Markets Bond Fund Class R | Colombia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund Class R | Mexico Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Class R | Argentine Republic Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Class R | Qatar Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Class R | Turkey Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Class R | Indonesia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Class R | Indonesia Asahan Aluminium Persero PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Class R | Corp Nacional del Cobre de Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Class R | DP World PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Class R | Saudi Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Class R | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Emerging Markets Bond Fund Class R | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Emerging Markets Bond Fund Class R | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Columbia Emerging Markets Bond Fund Class R | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Emerging Markets Bond Fund Class R | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Emerging Markets Bond Fund Class R | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Bond Fund Class R | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Class R | C rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Emerging Markets Bond Fund Class R | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Emerging Markets Bond Fund Class R | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Columbia Emerging Markets Bond Fund Class R | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Emerging Markets Bond Fund Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%